Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ (30,530,679)	$ (46,508,917)
Reversal of impairment			62,723,139	54,433,493
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	$ (14,437,323)	$ (18,391,590)	32,192,460	7,924,576	$ 7,924,576
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(3,932,505)	(8,206,051)
Reversal of impairment			7,822,877	5,496,926
Reversal of impairment of wells, pipelines, properties, plant and equipment, net			3,890,372	(2,709,125)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(26,598,174)	(38,302,866)
Reversal of impairment			54,790,402	48,936,567
Reversal of impairment of wells, pipelines, properties, plant and equipment, net			28,192,228	10,633,701
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			0	0
Reversal of impairment			109,860	0
Reversal of impairment of wells, pipelines, properties, plant and equipment, net			$ 109,860	$ 0